Segment Information (Tables)	6 Months Ended
Jun. 30, 2014
Segment Reporting [Abstract]
Schedule of Revenues and Percentage of Combined Revenues for Customers

The following table presents revenues and percentage of consolidated and combined revenues for customers that accounted for more than 10% of the Partnership’s consolidated and combined revenues during the three and six months ended June 30, 2014 and 2013. All of these customers are major international oil companies.

	Three Months Ended June 30,				Six Months Ended June 30,
(U.S. Dollars in thousands)	2014		2013		2014		2013
Brazil Shipping I Limited, a subsidiary of BG Group Plc	$5,111	23%	$5,329	31%	$10,172	23%	$9,982	32%
Fronape International Company, a subsidiary of Petrobras Transporte S.A.	6,289	28%	6,289	36%	12,512	29%	10,152	33%
Statoil ASA	5,646	26%	5,650	33%	11,113	25%	10,346	34%
Repsol Sinopec Brasil, S.A., a subsidiary of Repsol Sinopec Brasil, B.V.	5,070	23%	—		10,085	23%	—